Schedule of reclassification of cumulative foreign exchange losses recognized (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (4,281)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(7,051)
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,289)
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,329)
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,828)
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,040)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,242)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (29,060)